Debt And Other Long-Term Liabilities (Narrative Interest Expense) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Long-term Debt, Unclassified [Abstract]
Interest expense	$ 13.3	$ 4.2	$ 19.9	$ 9.4